Time Deposits With Banks	12 Months Ended
Dec. 31, 2021
Debt instruments held [abstract]
Time deposits with banks
24	Time deposits with banks

	As at 31 December
	2020	2021
	RMB’000	RMB’000
Time deposits with maturity less than one year	4,049,443	7,386,607
Time deposits with maturity more than one year	7,042,840	5,581,435

	11,092,283	12,968,042

As at 31 December 2021, interest rates of time deposits with maturity less than one year ranged from 3.40% to 3.50% per annum (31 December 2020: 3.15% to 4.10% per annum), which were presented as current assets. Time deposits with maturity of more than one year were time deposits of three or five years with the interest rates from 3.45% to 4.20% per annum, which were presented as non-current
assets in the statement of financial position (31 December 2020: 3.85% to 4.20% per annum).